General	12 Months Ended
Dec. 31, 2011
General [Abstract]
GENERAL

NOTE 1: — GENERAL

a.	Taro Pharmaceutical Industries Ltd. (the “Company” or “Taro”) is an Israeli corporation, which operates in Israel and elsewhere through its Israeli, North American, and European subsidiaries (the “Group”). The principal business activities of the Group are the production, research, development and marketing of pharmaceutical products. The Company’s ordinary shares were quoted on the Pink Sheets Electronic Quotation Service (“Pink Sheets”) under the symbol TAROF. As of March 22, 2012, the Company’s ordinary shares are traded on the New York Stock Exchange (the “NYSE”), under the symbol “TARO.” As used herein, the terms “we,” “us,” “our,” “Taro” and the “Company” mean Taro Pharmaceutical Industries Ltd. and its subsidiaries, unless otherwise indicated.

The activities of the Group in North America are performed by Taro Pharmaceuticals Inc., Taro Pharmaceuticals North America, Inc. and Taro Pharmaceuticals U.S.A., Inc. (“Taro U.S.A.”). Taro Research Institute Ltd. in Israel provides research and development services to the Group. Taro International Ltd. in Israel and Taro Pharmaceuticals Europe B.V. are engaged in the pharmaceutical activities of the Group outside North America.

The Group manufactures generic and proprietary drug products in facilities located in Israel and Canada, and manufactures bulk active pharmaceutical ingredients in its facilities located in Israel. The Group’s research facilities are located in Israel and Canada. The majority of the Group’s sales are in North America.

In North America, the Company sells and distributes its products principally to drug industry wholesalers, drug store chains and mass merchandisers. In Israel, the Group sells and distributes its products principally to healthcare institutions and private pharmacies.

In the generic pharmaceutical industry, selling prices and related profit margins tend to decrease as products mature due to increased competition from other generic pharmaceutical manufacturers as they gain approval from the U.S. Food and Drug Administration (the “FDA”), the Canadian Health Products and Food Branch Inspectorate, and the Israeli and other Ministries of Health (“Government Agencies”) to manufacture equivalent products. The Group’s future operating results are dependent on, among other things, its ability to introduce new products and maintain its approvals to market existing drugs.

While non-compliance with Government Agencies’ regulations can result in refusal to allow entry, seizure, fines or injunctive actions to prevent the sale of products, no material actions against the Group or its products have recently occurred. The Group believes that it is in material compliance with all Government Agencies’ regulations. In February 2009, our Canadian manufacturing facility received a warning letter from the FDA (the “Warning Letter”) expressing concern identified during a July 2008 inspection about certain quality control systems, including failure to complete investigations of quality issues in a timely manner. After a formal current Good Manufacturing Practices (“cGMP”) re-inspection was conducted by the FDA in February 2011, the FDA informed the Company on April 19, 2011 that the site has an acceptable regulatory status. Therefore, the issues noted in the February 5, 2009 Warning Letter are considered to be resolved. This has not had a material impact on the Company’s financial condition.

While the majority of the Company’s products are either synthesized by the Company itself or are derived from multiple source materials, some raw materials and certain products are currently obtained from single domestic or foreign suppliers. The Company does not believe that any interruption of supply from a single supplier would have a material adverse effect on the Company’s results of operations and financial position. To date, the Group has not experienced difficulties in obtaining raw materials or other materials.

The Company issued a letter dated September 20, 2010, to Sun Pharmaceutical Industries Ltd. (Reuters: SUN.BO, Bloomberg: SUNP IN, NSE: SUNPHARMA, BSE: 524715) (“Sun Pharma”) and its affiliates (“Sun”) and Alkaloida Chemical Company Exclusive Group Ltd. (“Alkaloida”) and Alkaloida acknowledging the valid exercise by Alkaloida of a certain Warrant No. 2 issued August 1, 2007 (the “Warrant”), for the purchase of 3,787,500 ordinary shares of Taro for an aggregate price of $22,725. With the exercise of Warrant No. 2, as well as the completion of the acquisition of the shares from the Levitt/Moros Shareholders and the acquisition of the shares from Templeton Asset Management Ltd. (“Templeton”) on November 1, 2010, Sun increased its ownership of Taro’s ordinary shares to 64.8% and, with Taro’s founders’ shares (which represent one-third of all voting shares of the Company), its voting rights to 76.5%.

On January 18, 2011, Alkaloida acquired 712,500 ordinary shares of Taro pursuant to the Warrant. Additionally, Alkaloida acquired 712,500 ordinary shares of the Company available pursuant to a certain Share Purchase Agreement dated May 18, 2007 between Alkaloida and the Company (the “SPA”). As a result of the exercise of the Warrant and the purchase of shares by Alkaloida pursuant to the SPA Sun Pharma owns, or controls, 29,497,933, or 66.3%, of the Company’s ordinary shares, and with the Company’s founders’ shares, 77.5% of the vote attributable to the share equity of the Company.

On October 18, 2011, the Company received a letter from Sun making a non-binding proposal for the acquisition of all of the issued and outstanding shares of Taro, not currently held by Sun, at a price of $24.50 per share, in cash. The Company’s Board of Directors formed an independent Special Committee to review and evaluate the offer which it continues to do with its independent financial and legal advisors.

The Company used the market approach in determining the fair value of the group of assets. During 2011 and 2010, the Company recorded further impairment charges on land, building and machinery of $784 and $2,617, respectively. In November 2009, the Company’s Irish subsidiary sold certain equipment, net of transaction costs, for $1,485.

During 2010, the Company closed the manufacturing facility in Ireland and decided to sell the facility. The Company has classified the losses attributable to its Irish subsidiary in the Consolidated Statements of Operations as losses from discontinued operations. See Note 2.bb.